Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 444,920,095	$ 402,609,383
Loans Held For Sale	1,781,985	3,051,950
Total Loans Receivable, Gross	446,702,080	405,661,333
Allowance For Loan Losses	9,171,717	8,221,618
Loans in Process	7,225,271	6,804,533
Deferred Loan Fees	251,575	141,985
Loans, Allowances, and Fees	16,648,563	15,168,136
Total Loans Receivable, Net	430,053,517	390,493,197
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	83,965,416	81,255,167
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,907,555	56,761,695
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	28,086,686	26,777,893
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 275,960,438	$ 237,814,628